Net interest income - Summary of net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Cash and balances at central banks	£ 7,759	£ 9,567	£ 8,384
Fair value through other comprehensive income	1,844	2,335	3,808
Cash collateral	1,849	2,026	1,987
Other	680	607	409
Interest and similar income	23,409	25,780	24,261
Deposits at amortised cost from banks and customers	(8,723)	(10,513)	(8,741)
Debt securities in issue	(2,551)	(2,847)	(3,030)
Subordinated liabilities	(2,973)	(2,990)	(2,697)
Cash collateral	(1,453)	(2,185)	(2,206)
Other	(415)	(500)	(934)
Interest and similar expense	(16,115)	(19,035)	(17,608)
Net interest income	7,294	6,745	6,653
Debt securities
Disclosure of financial assets [line items]
Loans and advances at amortised cost to banks and customers	1,953	1,737	1,819
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Loans and advances at amortised cost to banks and customers	£ 9,324	£ 9,508	£ 7,854